3. INVESTMENT SECURITIES: Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale Securities, Amortized Cost Basis	$ 248,988,818	$ 204,330,167
Available-for-sale Securities, Gross Unrealized Gain	13,561,523	16,725,273
Available-for-sale Securities, Gross Unrealized Loss	(948,416)	(1,022)
Available-for-sale Securities, Estimated Fair Value	261,601,925	221,054,418
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	248,858,502	204,199,851
Available-for-sale Securities, Gross Unrealized Gain	13,273,291	16,464,476
Available-for-sale Securities, Gross Unrealized Loss	(948,416)	(1,022)
Available-for-sale Securities, Estimated Fair Value	261,183,377	220,663,305
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gain	288,232	260,797
Available-for-sale Securities, Gross Unrealized Loss	0	0
Available-for-sale Securities, Estimated Fair Value	$ 418,548	$ 391,113